Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$300,875,373.25	0.7180796	$275,552,282.00	0.6576427	$25,323,091.25
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$506,205,373.25	0.3941396	$480,882,282.00	0.3744227	$25,323,091.25

Weighted Avg. Coupon (WAC)	3.41%		3.41%
Weighted Avg. Remaining Maturity (WARM)	36.70		35.81
Pool Receivables Balance	$542,870,933.56		$516,590,961.03
Remaining Number of Receivables	46,697		45,671

Adjusted Pool Balance	$525,615,818.05		$500,292,726.80

III. COLLECTIONS

Principal:
Principal Collections	$25,462,083.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$684,791.62
Total Principal Collections	$26,146,875.25

Interest:
Interest Collections	$1,530,564.84
Late Fees & Other Charges	$48,209.16
Interest on Repurchase Principal	$-
Total Interest Collections	$1,578,774.00

Collection Account Interest	$1,552.47
Reserve Account Interest	$199.01
Servicer Advances	$-

Total Collections	$27,727,400.73

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$27,727,400.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,727,400.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$452,392.44		$452,392.44	$452,392.44
Collection Account Interest					$1,552.47
Late Fees & Other Charges					$48,209.16
Total due to Servicer					$502,154.07

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$253,236.77		$253,236.77
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$406,467.19		$406,467.19	$406,467.19

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$26,632,502.39

9. Regular Principal Distribution Amount:					$25,323,091.25

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$25,323,091.25
Class A-4 Notes		$-
Class A Notes Total:	$25,323,091.25	$25,323,091.25
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$25,323,091.25	$25,323,091.25

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,309,411.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,255,115.51
Beginning Period Amount	$17,255,115.51
Current Period Amortization	$956,881.28
Ending Period Required Amount	$16,298,234.23
Ending Period Amount	$16,298,234.23
Next Distribution Date Required Amount	$15,371,231.28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.69%	3.88%	3.88%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	45,031	98.03%	$506,435,385.73
30 - 60 Days	1.12%	511	1.57%	$8,097,796.45
61 - 90 Days	0.24%	111	0.34%	$1,780,055.33
91 + Days	0.04%	18	0.05%	$277,723.52
		45,671		$516,590,961.03
Total
Delinquent Receivables 61 + days past due	0.28%	129	0.40%	$2,057,778.85
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	127	0.37%	$2,029,196.17
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	124	0.35%	$2,012,366.00
Three-Month Average Delinquency Ratio	0.27%		0.37%

Repossession in Current Period		38		$609,302.66
Repossession Inventory		97		$376,667.71

Charge-Offs
Gross Principal of Charge-Off for Current Period				$817,888.90
Recoveries				$(684,791.62)
Net Charge-offs for Current Period				$133,097.28

Beginning Pool Balance for Current Period				$542,870,933.56

Net Loss Ratio				0.29%
Net Loss Ratio for 1st Preceding Collection Period				0.88%
Net Loss Ratio for 2nd Preceding Collection Period				0.79%
Three-Month Average Net Loss Ratio for Current Period				0.65%

Cumulative Net Losses for All Periods				$10,703,607.05
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$2,731,994.25
Number of Extensions				167